UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2010

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth J. Van Heel
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-1915

Signature, Place, and Date of Signing:

/S/ KENNETH J. VAN HEEL, MIDLAND, MICHIGAN, (April 13, 2010)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 53
Form 13F Information table Value Total(x 1000): $738,168



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other



SPDR TR			Comm	78462F103	174,857		1,494,506	X    1,494,506
IShares MSCI Emerg Mkt	Comm	464287234	 76,266		1,810,578	X    1,810,578
ISHARES S&P 500 INDEX	Comm	464287200	 68,810	 	  586,412	X      586,412
ISHARES RUSSEL VAL	Comm	464287598	 55,665	  	  911,500	X      911,500
SPDR CONSUMER STAPLES	Comm	81369Y308	 50,818		1,819,476	X    1,819,476
ISHARES S&P 100 INDEX	Comm	464287101	 49,578		  925,300	X      925,300
SPDR HEALTH CARE	Comm	81369Y209	 35,382		1,101,221	X    1,101,221
SPDR FINANCIAL INDEX	Comm	81369Y605	 35,164	 	2,204,603	X    2,204,603
VANGUARD LARGE CAPE	Comm	922908637	 24,451	 	  458,744	X      458,744
SPDR INDUSTRIAL		Comm	81369Y704	 21,340		  683,107	X      683,107
ENERGY SELECT SECT SPDR	Comm	81369Y506	 19,670		  341,963	X      341,963
SPDR TECHNOLOGY INDEX	Comm	81369Y803	 19,161	  	  829,482	X      829,482
SPDR UTILITIES INDEX	Comm	81369Y886	 10,815		  364,643	X      364,643
DEERE & COMPANY		Comm	244199105	  9,438		  158,730	X      158,730
ENTROPIC COMMUNICATIONS	Comm	29384R105	  7,503		1,476,954	X    1,476,954
AT&T CORP		Comm	00206R102	  6,460           250,000	X      250,000
Consumer Discr Selec SP	Comm	81369Y407	  6,267		  190,827	X      190,827
NOKIA CORP		Comm	654902204	  5,967		  384,000	X      384,000
QUALCOM			Comm	747525103	  5,916		  141,000	X      141,000
SUNCOR ENERGY INC	Comm	867224107	  5,385		  165,500	X      165,500
NEUROGESX INC		Comm	641252101	  4,315		  459,032	X      459,032
GENERAL ELEC CO		Comm	369604103	  3,840	          211,000	X      211,000
DELL COMPUTER CORP	Comm	24702R101	  3,605		  240,000	X      240,000
WEATHERFORD INTERNL	Comm	H27013103	  3,358	          211,700	X      211,700
INSULET			Comm	45784P101	  3,113	          206,315	X      206,315
CISCO SYS INC		Comm	17275R102	  2,062	           79,200	X       79,200
MATERIALS SEL SECT SPDR	Comm	81369Y100	  2,002	           59,005	X       59,005
CITIGROUP INC		Comm	172967101	  1,944	          480,000	X      480,000
MERCK & CO INC		Comm	590080107	  1,868	           50,000	X       50,000
MICROSOFT CORP		Comm	594918104	  1,757	           60,000	X       60,000
BANKAMERICA CORP	Comm	060505104	  1,732            97,000	X       97,000
MONSANTO CO		Comm	61166W101	  1,714	           24,000	X       24,000
RESEARCH IN MOTION	Comm	760975102	  1,701	           23,000	X       23,000
BOSTON SCIENTIFIC CORP	Comm	101137107	  1,581           219,000	X      219,000
SUNPOWER CORPORATION	Comm	867652109	  1,515	           80,700	X       80,700
ALLSTATE CORP		Comm	020002101	  1,454	           45,000	X       45,000
S&P Homebuilders ETF	Comm	78464A888	  1,312	           78,000	X       78,000
AMGEN INC		Comm	031162100	  1,197	           20,000	X       20,000
Allegheny Energy Inc.	Comm	017361106	  1,150	           50,000	X       50,000
BANK NEW YORK INC	Comm	064058100	  1,081	           35,000	X       35,000
BROADCAM CORPORATION	Comm	111320107	    996	           30,000	X       30,000
Hess Corporation	Comm	42809H107	    938	           15,000	X       15,000
OCCIDENTAL PETE CORP	Comm	674599105	    930	           11,000	X       11,000
EXXON MOBIL CORP	Comm	30231G102	    670	           10,000	X       10,000
BOEING COMPANY		Comm	097023105	    477	            6,570	X        6,570
STARBUCKS CORP		Comm	855244109	    461	           19,000	X       19,000
AVON PRODUCTS INC	Comm	054303102	    440	           13,000	X       13,000
MeadWestvaco Corp	Comm	583334107	    434	           17,000	X       17,000
The Mosaic Company	Comm	61945A107	    425	            7,000	X	 7,000
CBS Corporation		Comm	124857202	    418	           30,000	X       30,000
NOMURA HOLDINGS INC-ADR	Comm	65535H208	    293            40,000	X       40,000
AETNA INC		Comm	00817Y108	    263	            7,500	X        7,500
iShares MSCIJapan Index	Comm	464286848 	    209		   20,000	X       20,000

GRAND TOTALS				        738,168
